INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets - Non-current:
Tax effect of NOL Carryover	$ 743,922	$ 408,962
Less valuation allowance	(743,922)	(408,962)
Deferred tax assets, net of valuation allowance	$ 0	$ 0